Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000099785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(6.25%)	2.74%	4.36%
C000099787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.21%)	3.22%	4.24%
C000099788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000148175
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000099789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000099790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000099785
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.53%)	3.97%	4.98%
Without Sales Load [Member] | C000099787
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.23%)	3.22%	4.24%
Without Sales Load [Member] | C000099788
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.86%)	3.65%	4.65%
Without Sales Load [Member] | C000148175
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.08%)	4.44%	5.45%
Without Sales Load [Member] | C000099789
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.28%)	4.21%	5.23%
Without Sales Load [Member] | C000099790
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.13%)	4.35%	5.35%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
DWS Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%